UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building,
255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2006

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Florida Insured Municipals Fund                                                                              as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.7%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 3.8%
$1,000	Highlands County, Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Heath System), 5.00%, 11/15/31	$1,003,360
250	Highlands County, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	257,505
400	Orange County, Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	405,888
		$1,666,753
Housing — 0.6%
260	Pinellas County, HFA, SFMR, (GNMA), (AMT), 5.80%, 3/1/29	265,296
		$265,296
Insured-Education — 3.6%
1,080	Broward County, Educational Facilities Authority, (Nova Southeastern), (AGC), 4.50%, 4/1/36	1,039,576
500	Florida State University, System Improvement Revenue, (AMBAC), 4.50%, 7/1/23	499,675
		$1,539,251
Insured-Electric Utilities — 7.0%
1,000	Jacksonville Electric Authority, Electric System Revenue (FSA), 4.75%, 10/1/33	997,680
1,100	Jacksonville Electric Authority, Electric System Revenue (FSA), 4.75%, 10/1/34	1,097,404
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.46%, 7/1/29 (1)(2)	665,208
200	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.435%, 7/1/16 (1)(3)	264,272
		$3,024,564
Insured-Escrowed / Prerefunded — 4.7%
1,160	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 0.00%, 10/1/19	636,585
1,000	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,111,210
250	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 5.91%, 6/1/26 (1)(2)	267,632
		$2,015,427

1

Insured-General Obligations — 3.3%
$1,000	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32 (4)	$1,027,650
330	Puerto Rico, (FSA), Variable Rate, 7.82%, 7/1/27 (1)(3)	379,718
		$1,407,368
Insured-Hospital — 11.1%
1,020	Brevard County, Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	1,046,663
250	Jacksonville, Economic Development Commission Health Care, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	268,297
350	Miami Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	361,371
1,000	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,127,960
1,900	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,982,669
		$4,786,960
Insured-Housing — 3.5%
1,000	Florida HFA, (Mariner Club Apartments), (AMBAC), (AMT), 6.375%, 9/1/36	1,023,150
500	Florida HFA, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	510,865
		$1,534,015
Insured-Lease Revenue / Certificates of Participation — 1.2%
500	Broward County, School Board, Certificates of Participation, (FSA), 5.00%, 7/1/26 (5)	512,640
		$512,640
Insured-Miscellaneous — 1.2%
500	St. John’s County, IDA, (Professional Golf), (MBIA), 5.00%, 9/1/23	518,180
		$518,180
Insured-Solid Waste — 1.2%
500	Dade County Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	512,375
		$512,375
Insured-Special Assessment Revenue — 6.8%
345	Celebration Community Development District, (MBIA), 5.125%, 5/1/20 (5)	359,038
750	Crossings at Fleming Island Community Development District, (MBIA), 5.80%, 5/1/16	811,965

2

$490	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	$502,662
1,250	Maitland, Community Development Authority, Tax Increment, (AMBAC), 5.00%, 7/1/34	1,289,362
		$2,963,027
Insured-Special Tax Revenue — 16.0%
200	Convention Center Authority of Puerto Rico, (CIFG), Variable Rate, 5.45%, 7/1/36 (1)(3)	184,022
415	Dade County, Special Obligations, Residual Certificates, (AMBAC), Variable Rate, 6.875%, 10/1/35 (1)(3)	429,251
1,480	Jacksonville Sales Tax, (AMBAC), 5.00%, 10/1/30	1,509,866
500	Jacksonville, Capital Improvement Revenue, (Stadium), (AMBAC), 4.75%, 10/1/25	503,055
5,055	Miami Dade County, (MBIA), 0.00%, 10/1/36	995,380
300	Orange County, Tourist Development Tax, (AMBAC), Variable Rate, 7.25%, 10/1/30 (1)(3)	328,707
340	Sunrise Public Facilities Sales Tax, (MBIA), 0.00%, 10/1/15	224,869
1,625	Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21	800,573
1,950	Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21	938,165
1,000	Volusia County, Tourist Development Tax, (FSA), 5.00%, 12/1/34	1,032,020
		$6,945,908
Insured-Transportation — 16.7%
500	Dade County Aviation Facilities, (Miami International Airport), (FSA), (AMT), 5.125%, 10/1/22	507,800
500	Dade County, Seaport, (MBIA), 5.125%, 10/1/16	512,645
400	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 7.618%, 10/1/18 (1)(3)	436,576
200	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/26 (6)	204,526
500	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36 (6)	508,345
1,125	Miami Dade County Aviation Facilities, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38	1,144,845
265	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 7.824%, 7/1/41 (1)(3)	337,644
500	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	505,275
750	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	780,608
570	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	501,936

3

$500	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/32	$513,305
1,250	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/35	1,282,875
		$7,236,380
Insured-Water and Sewer — 20.0%
250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	255,165
1,000	Jacksonville, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,021,960
1,000	Lee County, IDA, (Bonita Springs Utilities), (MBIA), (AMT), 6.05%, 11/1/20	1,020,900
1,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/24	1,035,060
500	Marco Island, Utility System, (MBIA), 5.00%, 10/1/27	515,775
1,000	Marion County, Utility System, (FGIC), 5.00%, 12/1/31	1,023,340
1,000	Marion County, Utility System, (MBIA), 5.00%, 12/1/28	1,031,490
1,000	Palm Bay Utility System, (FGIC), 5.00%, 10/1/25	1,042,320
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,046,670
250	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	279,940
375	Tampa Bay, Water Utility System, (FGIC), Variable Rate, 5.38%, 10/1/27 (1)(2)	390,053
		$8,662,673
Total Tax-Exempt Investments — 100.7% (identified cost $41,883,673)		$43,590,817
Other Assets, Less Liabilities — (0.7)%		$(306,588)
Net Assets — 100.0%		$43,284,229

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2006, 95.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 34.4% of total investments.

4

At April 30, 2006, the Fund’s insured securities by financial institution are as follows:

	Market	% of
	Value	Total Investments
Municipal Bond Insurance Association (MBIA)	$15,009,355	34.4%
American Municipal Bond Assurance Corp. (AMBAC)	13,782,447	31.6%
Financial Security Assurance (FSA)	5,192,470	11.9%
Financial Guaranty Insurance Corp. (FGIC)	4,968,409	11.4%
CDC IXIS Financial Guaranty North America, Inc. (CIFG)	1,666,511	3.9%
Assured Guaranty Corp. (AGC)	1,039,576	2.4%
	$41,658,768	95.6%

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $3,683,083 or 8.5% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	When-issued security.

A summary of financial instruments at April 30, 2006, is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/06	85 U.S. Treasury Bond	Short	$(9,592,686)	$(9,081,719)	$510,967

At April 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$41,825,064
Gross unrealized appreciation	$1,889,393
Gross unrealized depreciation	(123,640)
Net unrealized appreciation	$1,765,753

5

Eaton Vance Hawaii Municipals Fund                                                                                               as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.5%
$300	Hawaii Department of Budget and Finance, (Chaminade University of Honolulu), 4.75%, 1/1/36	$294,360
500	Hawaii Department of Budget and Finance, (Mid Pacific Institute), 4.625%, 1/1/36	480,845
		$775,205
Electric Utilities — 1.8%
500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	303,255
		$303,255
Escrowed / Prerefunded — 4.6%
750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	788,400
		$788,400
General Obligations — 5.8%
575	Maui County, 5.00%, 3/1/21	596,258
200	Maui County, 5.50%, 3/1/19	212,848
285	Puerto Rico, 0.00%, 7/1/15	189,633
		$998,739
Hospital — 3.2%
100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	102,923
300	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	301,233
150	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	149,131
		$553,287
Housing — 2.7%
415	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	459,090
		$459,090
Industrial Development Revenue — 2.1%
360	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	359,010
		$359,010
Insured-Education — 8.9%
500	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	505,745
240	University of Hawaii Board of Regents, University System, (FSA), 5.00%, 10/1/18	249,989
250	University of Hawaii Board of Regents, University System, (FSA), 5.25%, 10/1/16	266,665

1

$100	University of Hawaii Board of Regents, University System, (FSA), 5.25%, 10/1/17	$105,664
400	University of Puerto Rico, (MBIA), 5.375%, 6/1/30	405,900
		$1,533,963
Insured-Electric Utilities — 5.6%
250	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	265,382
500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	495,405
200	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 6.35%, 7/1/33 (1)(2)	205,230
		$966,017
Insured-Escrowed/Prerefunded — 4.9%
100	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	111,088
375	Hawaii, (MBIA), Prerefunded to 4/1/08, 5.00%, 4/1/17	387,566
210	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.70%, 7/1/28 (1)(2)	228,763
100	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 6.932%, 7/1/32 (1)(2)	120,058
		$847,475
Insured-General Obligations — 21.6%
350	Hawaii County, (FGIC), 5.125%, 7/15/21	366,313
350	Hawaii County, (FGIC), 5.55%, 5/1/10	373,527
375	Hawaii, (FSA), 5.125%, 2/1/22	392,516
1,000	Hawaii, (MBIA), 5.25%, 5/1/24	1,063,090
345	Honolulu, City & County, (MBIA), 5.25%, 3/1/28	362,247
500	Kauai County, (FGIC), 5.00%, 8/1/29	517,385
400	Kauai County, (MBIA), 5.00%, 8/1/24	413,464
200	Puerto Rico, (FSA), Variable Rate, 7.82%, 7/1/27 (1)(2)	230,132
		$3,718,674
Insured-Special Tax Revenue — 3.5%
95	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	31,805
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	126,240
2,675	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	444,077
		$602,122
Insured-Transportation — 11.0%
500	Hawaii Airports System, (FGIC), (AMT), 5.25%, 7/1/21	515,830
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	256,803
900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	918,396

2

$150	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 7.824%, 7/1/41 (1)(2)	$191,120
		$1,882,149
Insured-Water and Sewer — 12.4%
1,000	Honolulu, City and County Board Water Supply Systems, (FSA), 5.25%, 7/1/31 (3)	1,050,700
1,000	Honolulu, City and County Wastewater Systems, (FGIC), 0.00%, 7/1/18	567,680
500	Honolulu, City and County Wastewater Systems, (FGIC), 5.00%, 7/1/25	519,165
		$2,137,545
Other Revenue — 1.4%
200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.567%, 10/1/34 (1)(2)	241,058
		$241,058
Special Tax Revenue — 1.5%
250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	258,070
		$258,070
Transportation — 1.6%
250	Hawaii Highway Revenue, 5.50%, 7/1/18	278,063
		$278,063
Total Tax-Exempt Investments — 97.1% (identified cost $15,937,153)		$16,702,122
Other Assets, Less Liabilities — 2.9%		$493,966
Net Assets — 100.0%		$17,196,088

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2006, 70.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 23.5% of total investments.

3

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $1,216,361 or 7.1% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at April 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
06/06	50 U.S. Treasury Bond	Short	$(5,642,757)	$(5,342,188)	$300,569

At April 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$15,895,120
Gross unrealized appreciation	$881,778
Gross unrealized depreciation	(74,776)
Net unrealized appreciation	$807,002

4

Eaton Vance High Yield Municipals Fund                                                                                         as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.7%
$7,000 7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,075,880
1,910	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,925,223
4,820	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	4,980,651
2,050	Pennsylvania Economic Development Financing, (Colver), (AMT), 5.125%, 12/1/15	2,029,869
		$16,011,623
Education — 0.7%
3,000	California Educational Facilities Authority, (Stanford University), Residual Certificates, Variable Rate, 8.91%, 12/1/32 (1)(2)	3,576,600
1,000	Maryland HEFA, (Loyola College), 5.125%, 10/1/45	1,019,580
2,000	New Hampshire HEFA, (Colby-Sawyer College), 7.50%, 6/1/26	2,044,400
		$6,640,580
Electric Utilities — 12.1%
28,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.00%, 3/1/41	27,851,600
4,920	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	5,063,713
3,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	3,351,000
4,500	Chula Vista, CA, (San Diego Gas), (AMT), 5.00%, 12/1/27	4,569,075
16,000	Farmington, NM, Pollution Control Revenue, 4.875%, 4/1/33	15,763,360
8,500	Long Island Power Authority, NY, Electric Systems Revenue, 4.50%, 12/1/24	8,305,945
6,180	Long Island Power Authority, NY, Electric Systems Revenue, 5.00%, 12/1/23	6,461,375
16,850	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	16,868,872
4,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	4,302,200
3,965	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,053,816

$1,500	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$1,512,840
3,750	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	3,995,887
7,700	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	8,204,889
3,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	3,108,540
		$113,413,112
Escrowed / Prerefunded — 4.1%
25,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21	12,186,500
4,300	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	5,339,482
9,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	4,282,600
3,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,577,800
2,500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	2,869,575
3,685	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.25%, 10/1/18 (3)	4,197,252
1,830	Grove City, PA, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,933,981
5,250	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	5,678,925
		$38,066,115
General Obligations — 7.2%
3,390	California, 4.625%, 5/1/30	3,296,538
16,500	California, 4.75%, 9/1/35	16,178,910
1,195	California, 5.00%, 2/1/32	1,213,953
2,200	California, 5.25%, 2/1/30	2,276,516
2,000	California, 5.25%, 2/1/33	2,075,220
15,420	California, 5.25%, 4/1/34	16,083,985
2,700	California, (AMT), 5.05%, 12/1/36	2,705,130
3,440	Georgia, 2.00%, 12/1/23	2,347,903
3,000	New York, NY, Variable Rate, 7.342%, 6/1/28 (1)(2)	3,408,390
10,000	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	10,086,100
7,600	Puerto Rico Public Buildings Authority, Government Facilities, 5.25%, 7/1/33	7,896,172
		$67,568,817

Health Care - Miscellaneous — 1.9%
$2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,901,388
1,128	Osceola County, FL, IDA, Community Provider Pooled Loan-93, 7.75%, 7/1/17	1,128,959
2,077	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36	2,156,662
1,070	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	1,115,075
885	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	922,243
1,934	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36	2,036,035
1,625	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36	1,715,260
317	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36	336,318
720	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36	754,548
1,995	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36	2,008,622
805	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36	846,491
1,610	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36	1,690,375
502	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36	528,403
		$18,140,379
Hospital — 11.0%
4,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	4,038,840
7,650	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	7,702,326

$2,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$1,991,400
6,700	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	6,528,882
3,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	3,947,658
2,190	Chautauqua County, NY, IDA, (Women’s Christian Association), 6.40%, 11/15/29	2,279,987
600	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	615,546
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	901,057
1,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	1,054,820
9,250	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	9,295,787
2,000	Hillsborough County, FL, IDA, (Tampa General Hospital), 5.25%, 10/1/28	2,057,460
1,780	Indiana HEFA, (Clarian Health Partners), 4.75%, 2/15/34	1,724,856
16,795	Indiana HEFA, (Clarian Health Partners), 5.00%, 2/15/36	16,890,731
8,140	Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	8,586,072
7,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.375%, 7/1/23	7,237,930
2,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.50%, 7/1/26	2,084,680
1,500	Maryland HEFA, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,517,205
4,890	Montgomery County, PA, Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	5,057,727
2,000	New Hampshire HEFA, (Littleton Hospital), 6.00%, 5/1/28	2,041,280
2,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,204,360
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,604,877
875	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/13 (4)	23,625
5,900	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (4)	159,300
4,890	St. Mary Hospital Authority, PA, (Catholic Health East), 5.375%, 11/15/34	5,062,910
3,410	Washington County, AR, Hospital, (Regional Medical Center), 5.00%, 2/1/35	3,348,484

$1,400	Wisconsin HEFA, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	$1,352,708
2,800	Wisconsin HEFA, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,698,724
		$103,009,232
Housing — 3.6%
4,865	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	4,828,172
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19 (1)	4,283,400
1,770	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,857,226
470	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	489,467
3,775	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19 (4)	3,134,949
1,500	Maricopa County, AZ, IDA, (National Health Facilities II), 6.625%, 7/1/33 (4)	1,158,735
2,320	Maricopa County, AZ, IDA, (National Health Facilities II), 8.00%, 1/1/34	1,577,461
4,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 5.90%, 11/29/49 (1)	4,044,680
5,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49 (1)	5,320,650
3,125	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,310,125
1,395	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	1,442,025
860	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06 (4)	767,120
2,000	Texas Student Housing Corp., (University of Northern Texas), 11.00%, 7/1/31 (4)	1,935,360
		$34,149,370
Industrial Development Revenue — 15.2%
2,230	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	2,196,583
3,065	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 9.25%, 10/1/21	3,436,386
4,595	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 7.50%, 12/1/29	4,456,461
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,143,120
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21 (4)	281,800
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	4,087,161

$5,000	Courtland, AL, Industrial Development Board, (Solid Waste Disposal), (International Paper Co.), (AMT), 5.20%, 6/1/25	$5,047,000
12,480	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (4)	12,729,600
8,085	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	8,041,341
450	Florence County, SC, (Stone Container), 7.375%, 2/1/07	450,513
2,700	Hancock County, KY, (Southwire Co.), (AMT), 7.75%, 7/1/25	2,759,751
4,000	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,130,000
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	5,415,472
2,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	2,466,125
3,620	Kansas City, MO, IDA, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	3,731,460
7,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), RITES, Variable Rate, 7.771%, 10/1/35 (1)(2)	8,707,020
2,730	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,671,360
590	Maryland EDA, (AFCO Cargo), (AMT), 7.34%, 7/1/24	613,789
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,331,850
3,400	Morgantown, KY, Solid Waste Revenue, (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22	3,404,386
265	New Albany, IN, IDA, (K-Mart), 7.40%, 6/1/06	264,822
13,000	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	12,717,770
3,000	New Jersey EDA, (Continental Airlines), (AMT), 6.40%, 9/15/23	2,983,560
4,000	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (4)	3,863,200
500	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18 (4)	437,450
4,000	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), 8.00%, 8/1/28	4,509,240
7,000	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), (AMT), 7.625%, 8/1/25	7,673,400
5,995	New York City, NY, IDA, (JFK International Airport), (AMT), 8.50%, 8/1/28	6,708,165
8,000	Ohio Environmental Facilities, (Ford Motor Co.), (AMT), 5.75%, 4/1/35	6,875,680
8,200	Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	7,724,564

$7,565	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	$6,648,198
825	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	736,981
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	3,259,350
		$142,503,558
Insured-Education — 0.4%
3,335	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), Variable Rate, 6.889%, 4/1/26 (1)(2)	3,735,600
		$3,735,600
Insured-Electric Utilities — 2.6%
7,000	Long Island Power Authority, NY, Electric Systems Revenue, (FGIC), Variable Rate, 6.89%, 12/1/19 (1)(2)	8,113,280
3,600	Memphis, TN, Electric System, (MBIA), Variable Rate, 7.64%, 12/1/17(1)(2)	4,252,176
1,500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 7.835%, 7/1/29 (1)(2)	1,744,530
1,275	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 6.35%, 7/1/33 (1)(2)	1,308,341
8,570	Sacramento, CA, Municipal Utility District, (Consumnes), (MBIA), 4.75%, 7/1/23	8,718,347
		$24,136,674
Insured-Escrowed/Prerefunded — 0.2%
2,000	New Jersey Turnpike Authority, RITES, (MBIA), Prerefunded to 1/1/10, Variable Rate, 8.51%, 1/1/30 (1)(2)	2,362,280
		$2,362,280
Insured-General Obligations — 2.3%
1,000	California, Residual Certificates, (AMBAC), Variable Rate, 8.435%, 10/1/30 (1)(2)	1,214,480
1,520	California, RITES, (AMBAC), Variable Rate, 6.942%, 2/1/28 (1)(2)	1,850,448
1,580	Mississippi, (FSA), Variable Rate, 7.625%, 11/1/21 (1)(2)	2,054,711
10,000	Puerto Rico, (AGC), 5.50%, 7/1/29	10,897,600
4,900	Puerto Rico, (FSA), Variable Rate, 7.82%, 7/1/27 (1)(2)	5,638,234
		$21,655,473

Insured-Hospital — 0.3%
$2,415	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 9.193%, 8/15/27 (1)(2)	$2,891,576
		$2,891,576
Insured-Housing — 0.2%
1,315	Virginia Housing Development Authority, (MBIA), Variable Rate, 8.208%, 7/1/36 (1)(2)	1,490,934
		$1,490,934
Insured-Miscellaneous — 0.8%
10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26	3,819,019
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	3,249,600
		$7,068,619
Insured-Special Tax Revenue — 2.1%
8,300	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	8,161,556
12,415	Scottsdale, AZ, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	12,012,630
		$20,174,186
Insured-Transportation — 5.0%
2,250	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	2,279,092
1,665	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., DRIVERS, (FSA), Variable Rate, 8.20%, 11/1/18 (1)(2)	2,001,596
15,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/33	3,484,800
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/34	4,385,600
2,985	Monroe County, NY, Airport Authority, (MBIA), DRIVERS, (AMT), Variable Rate, 7.55%, 1/1/18 (1)(5)	3,663,401
5,000	New Jersey Transportation Trust Fund Authority, (XLCA), Variable Rate, 5.95%, 6/15/17 (1)(5)	5,341,900
5,410	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	5,184,403
10,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/40	10,775,205
770	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	789,889

$3,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 6.935%, 7/1/32 (1)(2)	$3,256,830
20,000	Texas State Turnpike Authority, (AMBAC), 0.00%, 8/15/30	6,024,400
		$47,187,116
Insured-Water and Sewer — 1.1%
2,550	Connecticut Development Authority, Aquarion Water, RITES, (XLCA), (AMT), Variable Rate, 7.927%, 7/1/38 (1)(2)	2,592,024
10,000	Rahway Valley, NJ, Sewerage Authority, (MBIA), 0.00%, 9/1/29	3,148,400
4,720	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.50%, 11/1/31	4,570,329
		$10,310,753
Lease Revenue/Certificates of Participation — 0.8%
7,000	Greenville County, SC, School District, RITES, Variable Rate, 8.802%, 12/1/24 (1)(2)	7,714,980
		$7,714,980
Nursing Home — 2.2%
2,735	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	2,856,078
2,300	Colorado HFA, (Volunteers of America), 5.75%, 7/1/20	2,321,413
3,600	Colorado HFA, (Volunteers of America), 5.875%, 7/1/28	3,633,408
1,100	Colorado HFA, (Volunteers of America), 6.00%, 7/1/29	1,115,730
2,500	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,539,075
1,170	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	971,287
3,055	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	3,061,904
3,685	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	3,781,805
		$20,280,700
Other Revenue — 7.4%
8,000	California County, Tobacco Securitization Agency, 0.00%, 6/1/46	638,800
5,895	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (1)	6,326,573
1,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20	1,096,910

$3,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 11.00%, 10/1/20	$3,099,330
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	6,954,149
45,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	2,806,650
38,300	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,278,071
2,295	Golden State Tobacco Securitization Corp., CA, 6.625%, 6/1/40	2,536,136
9,125	Golden State Tobacco Securitization Corp., CA, Variable Rate, 6.70%, 6/1/33 (1)(5)	10,829,550
3,300	Golden State Tobacco Securitization Corp., CA, Variable Rate, 7.216%, 6/1/38 (1)(5)(6)	3,966,996
4,940	Mohegan Tribe Indians, CT, Gaming Authority, 6.25%, 1/1/31 (1)	5,271,672
1,984	Pueblo of Santa Ana, NM, 15.00%, 4/1/24 (1)	2,010,634
1,200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 11.385%, 10/1/32 (1)(2)	1,610,580
2,246	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	2,264,806
13,345	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	14,820,824
3,525	Tobacco Settlement Financing Corp., NJ, Variable Rate, 9.643%, 6/1/39 (1)(5)(6)	4,304,695
		$69,816,376
Senior Living / Life Care — 6.8%
7,575	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	7,803,689
2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (7)	2,212,250
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	1,758,810
8,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	8,105,365
3,500	Delaware County, PA, (White Horse Village), 7.30%, 7/1/14	3,581,095
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/13	440,070
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/13	417,700
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/14	396,490
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/14	376,420
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/15	357,380
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/15	339,310

$1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/16	$322,220
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/16	305,950
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/17	290,550
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/17	275,920
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/18	262,050
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/18	248,850
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/19	236,360
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/19	224,450
3,395	Illinois Development Finance Authority, (Care Institute, Inc. - Illinois), 7.80%, 6/1/25	3,465,243
7,500	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.875%, 11/15/29	6,963,975
5,040	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	5,077,498
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	6,359,945
500	North Carolina Medical Care Commission Retirement (United Methodist), 5.25%, 10/1/24	509,285
1,600	North Carolina Medical Care Commission Retirement (United Methodist), 5.50%, 10/1/32	1,630,208
5,205	North Miami, FL, Health Care Facilities, (Imperial Club), 8.00%, 1/1/33	4,464,433
530	St. Joesph County, IN, Holy Cross Village, 5.70%, 5/15/28	534,113
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,278,483
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,651,373
		$63,889,485
Special Tax Revenue — 4.1%
1,330	Avelar Creek Community Development District, FL, (Capital Improvements), 5.375%, 5/1/36	1,316,301
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,286,458
3,270	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	3,474,898
500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	499,210
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,226,812
560	Cascades Groveland Community Development District, FL, (Capital Improvements), 5.30%, 5/1/36	561,075

$2,350	Concorde Estates Community Development, FL, 5.85%, 5/1/35	$2,447,595
3,800	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	3,912,632
2,325	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	2,409,793
2,500	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	2,591,800
2,250	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,379,172
4,000	Puerto Rico Infrastructure Financing Authority, 5.00%, 7/1/41	4,002,640
3,700	River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	3,717,834
2,500	Southern Hills Plantation I Community Development District, FL, 5.80%, 5/1/35	2,552,575
		$38,378,795
Transportation — 4.3%
750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	748,830
920	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	967,720
1,375	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,447,641
400	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.50%, 5/1/21	404,584
16,500	Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	16,857,720
1,500	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/45	1,500,660
17,970	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	18,238,472
		$40,165,627
Water and Sewer — 1.1%
7,680	Massachusetts Water Resources Authority, 4.00%, 8/1/46	6,427,699
3,925	New York City, NY, Municipal Water Finance Authority, 4.50%, 6/15/33	3,802,226
		$10,229,925
Total Tax-Exempt Investments — 99.2% (identified cost $900,009,926)		$930,991,885
Other Assets, Less Liabilities — 0.8%		$7,592,463
Net Assets — 100.0%		$938,584,348

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At April 30, 2006, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	12.7%
New York	10.2%
Others, representing less than 10% individually	76.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2006, 15.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 4.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $130,228,243 or 13.9% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Defaulted bond.
(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.
(6)	Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.
(7)	Security is in default and making only partial interest payments.

A summary of financial instruments at April 30, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/06	2,200 U.S. Treasury Bond	Short	$(248,074,442)	$(235,056,250)	$13,018,192

At April 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$898,737,817
Gross unrealized appreciation	$47,213,171
Gross unrealized depreciation	(14,959,103)
Net unrealized appreciation	$32,254,068

Eaton Vance Kansas Municipals Fund                                                                                              as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.6%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 7.0%
$550	Kansas Highway Transportation Department, Prerefunded to 9/1/09, 5.25%, 9/1/19	$575,921
415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	287,989
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	658,220
		$1,522,130
Hospital — 12.2%
500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	507,765
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	834,306
250	Sedgwick County, Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	257,512
500	University of Kansas Hospital Authority, 5.50%, 9/1/22	526,160
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	531,720
		$2,657,463
Housing — 0.2%
45	Puerto Rico Housing Finance Corp., 7.50%, 4/1/22	45,247
		$45,247
Insured-Education — 1.9%
100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	106,417
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	315,210
		$421,627
Insured-Electric Utilities — 11.3%
250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	259,580
1,000	Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	1,055,170
665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	640,229
500	Wyandotte County & Kansas City Unified Government Utility System, (FSA), 5.00%, 9/1/28	516,320
		$2,471,299
Insured-Escrowed / Prerefunded — 21.7%
250	Butler and Sedgwick County, Unified School District #385, (FSA), Prerefunded to 9/1/09, 5.40%, 9/1/18	262,950
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	538,390

1

$250	Johnson County, Unified School District #232, (FSA), Prerefunded to 9/1/10, 4.75%, 9/1/19	$259,970
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	266,715
250	Kansas Development Finance Authority, (Hays Medical Center, Inc.), (MBIA), Prerefunded to 11/15/07, 5.50%, 11/15/22	256,682
250	Pratt, Electric System, (AMBAC), Prerefunded to 5/1/10, 5.25%, 5/1/18	263,950
525	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.702%, 7/1/28 (1)(2)	571,909
230	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 6.932%, 7/1/32 (1)(2)	276,133
750	Scott County, Unified School District #466, (FGIC), Prerefunded to 9/1/12, 5.00%, 9/1/22	797,130
500	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/09, 5.00%, 11/1/19	520,565
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	535,280
200	Wellington Electric, Waterworks, and Sewer Utilities System, (AMBAC), Prerefunded to 5/1/08, 5.20%, 5/1/23	205,814
		$4,755,488
Insured-General Obligations — 17.1%
250	Butler and Sedgwick County, Unified School District #385, (FGIC), 5.00%, 9/1/19	259,072
500	Butler County, Unified School District #490, (FSA), 5.00%, 9/1/23	521,775
350	Geary County, Unified School District #475, (MBIA), 3.00%, 9/1/26	270,470
200	Johnson County, Unified School District #231, (FGIC), 6.00%, 10/1/16	229,678
300	Johnson County, Unified School District #233, (FGIC), 5.50%, 9/1/17	333,396
750	Leavenworth County, Unified School District #464, (MBIA), 5.00%, 9/1/28	776,850
500	Lyon County, Unified School District #253, (FGIC), 4.75%, 9/1/21	509,425
80	Puerto Rico, (MBIA), Variable Rate, 8.435%, 7/1/20 (1)(2)	108,553
200	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	164,048
700	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	564,060
		$3,737,327

2

Insured-Hospital — 9.9%
$250	Coffeyville, Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$256,323
500	Kansas Development Finance Authority, (Sisters Of Charity - Leavenworth), (MBIA), 5.00%, 12/1/25	504,820
500	Kansas Development Finance Authority, (St. Luke’s/Shawnee Mission), (MBIA), 5.375%, 11/15/26	513,405
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	635,616
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	258,150
		$2,168,314
Insured-Housing — 1.2%
250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	263,970
		$263,970
Insured-Industrial Development Revenue — 1.2%
250	Wyandotte, Kansas, BPU Office Building, (MBIA), 5.00%, 5/1/21	259,338
		$259,338
Insured-Lease Revenue / Certificates of Participation — 3.1%
500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21	519,110
120	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.23%, 6/1/24 (1)(2)	150,197
		$669,307
Insured-Special Tax Revenue — 1.2%
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	83,698
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	31,956
990	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	141,125
		$256,779
Insured-Transportation — 7.0%
435	Kansas Turnpike Authority, (AMBAC), Variable Rate, 3.76%, 9/1/18 (1)(2)	382,630
750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	775,418
200	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 7.824%, 7/1/41 (1)(2)	254,826
100	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 6.935%, 7/1/32 (1)(2)	108,561
		$1,521,435

3

Insured-Water and Sewer — 4.7%
$500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	$516,690
500	Topeka, Water Pollution Control Utility System, (FGIC), 5.40%, 8/1/31	519,620
		$1,036,310
Water and Sewer — 0.9%
200	Kansas Development Finance Authority, 5.00%, 11/1/21	207,646
		$207,646
Total Tax-Exempt Investments — 100.6% (identified cost $21,203,537)		$21,993,680
Other Assets, Less Liabilities — (0.6)%		$(122,380)
Net Assets — 100.0%		$21,871,300

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2006, 79.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 23.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $1,852,809 or 8.5% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2006.

The Portfolio did not have any open financial instruments at April 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$21,132,503
Gross unrealized appreciation	$1,022,354
Gross unrealized depreciation	(161,177)
Net unrealized appreciation	$861,177

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	June 21, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	June 21, 2006